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[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

SEMIANNUAL REPORT FEBRUARY 28, 2003

[GRAPHIC]

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

[GRAPHIC]

          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

INVESTMENT UPDATE

[PHOTO OF SAMUEL D. ISALY]
Samuel D. Isaly
Portfolio Manger

MANAGEMENT DISCUSSION

- The Fund faced a challenging investment environment during the six months ended February 28, 2003, but performed comparatively well against its competitors and benchmark indices. The Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE) had a return of -11.04% for the six months ended February 28, 2003, while the S&P 500 Index had a return of -7.29%.(1) The Fund's peer group, the Lipper Health/Biotechnology Fund Classification, had an average return of -4.72% during the same period.(1)

- As the index returns for the period indicate, it was an especially difficult climate in non-U.S. markets. During the period, the Portfolio's geographical allocation was roughly 60% in North American investments and 36% in international, which helped relative performance.

- Also contributing positively to performance was Amgen, Inc., our largest holding, which had roughly a 20% increase in price due to new product activity (in particular, the recent introductions of Neulasta, an improvement on an existing product called Neupogen, and another new improved product called Aranesp) and the impact of the closing of the Immunex merger. Elsewhere, the stock price of Genzyme Corp. recovered dramatically, gaining approximately 50% during the six months ended February 28, 2003. In Europe, we had a 25% gain in Actelion Ltd., as one of its new products, Tracleer, was well accepted in the treatment of a fatal disorder called PAH (Pulmonary Arterial Hypertension).

- On the downside, the stock price of IDEC Pharmaceuticals Corp. posted a 30% loss, as one of its new products was not accepted very rapidly in the marketplace. In Europe, we had a loss of about 20% in Serono SA, due to the general economic slump, as well as a slowdown in its fertility enhancement products.

- We expect that the appointment of a new commissioner to the FDA will be an important catalyst for the industry. President Bush's appointee, Mark B. McClellan, M.D., Ph.D., is already bringing new leadership to the agency. We have confidence that he will streamline the approval process, while safeguarding consumers.

THE FUND

     The Past Six Months

- During the six months ended February 28, 2003, the Fund's Class A shares had a total return of -4.45%. This return was the result of a decrease in net asset value (NAV) to $7.30 on February 28, 2003 from $7.64 on August 31, 2002.(2)

- The Fund's Class B shares had a total return of -4.84% during the same period, the result of a decrease in NAV to $7.86 from $8.26.(2)

- The Fund's Class C shares had a total return of -4.68% during the same period, the result of a decrease in NAV to $6.51 from $6.83.(2)

- The Fund's Class D shares had a total return of -4.96% during the same period, the result of a decrease in NAV to $6.90 from $7.26.(2)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
AS OF FEBRUARY 28, 2003

PERFORMANCE(3)                   CLASS A         CLASS B        CLASS C         CLASS D
---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                         -22.75%         -23.32%        -23.23%         -23.42%
Five Years                        11.42           10.61          10.64            N.A.
Ten Years                         17.08            N.A.           N.A.            N.A.
Life of Fund+                     15.48           11.67          11.66          -14.74

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                         -27.22%         -27.15%        -24.00%         -27.25%
Five Years                        10.11           10.35          10.64            N.A.
Ten Years                         16.39            N.A.           N.A.            N.A.
Life of Fund+                     15.09           11.67          11.66          -16.79

+ Inception Dates - Class A: 7/26/85; Class B: 9/23/96; Class C: 1/5/98; Class D: 3/2/01

TEN LARGEST HOLDINGS(4) BY TOTAL NET ASSETS

Amgen, Inc.                                      8.2%
Wyeth Corp.                                      6.1
Genzyme Corp.                                    5.9
Genentech, Inc.                                  5.5
MedImmune, Inc.                                  5.3
Altana AG                                        5.2
Novartis AG                                      4.4
Fujisawa Pharmaceutical Co., Ltd.                4.3
Gilead Sciences, Inc.                            4.3
Lilly (Eli) & Co.                                4.3

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1)  It is not possible to invest directly in an Index or Lipper Classification.

(2) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee.

(4) Ten largest equity holdings accounted for 53.5% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
--------------------------------------------------------
Investment in Worldwide Health Sciences
   Portfolio, at value (identified cost,
   $1,841,225,542)                        $1,553,566,338
Receivable for Fund shares sold                2,811,749
Tax reclaim receivable                         1,360,569
--------------------------------------------------------
TOTAL ASSETS                              $1,557,738,656
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for Fund shares redeemed          $    3,959,646
Payable to affiliate for distribution
   and service fees                              251,212
Accrued expenses                                 521,692
--------------------------------------------------------
TOTAL LIABILITIES                         $    4,732,550
--------------------------------------------------------
NET ASSETS                                $1,553,006,106
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $2,008,168,613
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (152,782,495)
Accumulated net investment loss              (14,720,808)
Net unrealized appreciation                      233,590
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (287,892,794)
--------------------------------------------------------
TOTAL                                     $1,553,006,106
--------------------------------------------------------
Class A Shares
--------------------------------------------------------
NET ASSETS                                $  710,016,315
SHARES OUTSTANDING                            97,217,198
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         7.30
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $7.30)       $         7.75
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $  543,341,489
SHARES OUTSTANDING                            69,092,535
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         7.86
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
NET ASSETS                                $  288,481,710
SHARES OUTSTANDING                            44,342,597
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         6.51
--------------------------------------------------------
Class D Shares
--------------------------------------------------------
NET ASSETS                                $   11,166,592
SHARES OUTSTANDING                             1,617,297
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         6.90
--------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $192,120)            $  4,098,107
Interest allocated from Portfolio              574,868
Expenses allocated from Portfolio           (9,429,363)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $ (4,756,388)
------------------------------------------------------

Expenses
------------------------------------------------------
Management fee                            $  1,876,179
Trustees' fees and expenses                      1,806
Distribution and service fees
   Class A                                     931,719
   Class B                                   2,856,087
   Class C                                   1,503,425
   Class D                                      54,788
Transfer and dividend disbursing agent
   fees                                      2,426,963
Printing and postage                           153,142
Legal and accounting services                   19,355
Registration fees                                8,458
Custodian fee                                       50
Miscellaneous                                  132,448
------------------------------------------------------
TOTAL EXPENSES                            $  9,964,420
------------------------------------------------------

NET INVESTMENT LOSS                       $(14,720,808)
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(84,917,767)
   Foreign currency transactions              (267,589)
------------------------------------------------------
NET REALIZED LOSS                         $(85,185,356)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments from Portfolio
      (identified cost basis)             $ 10,782,181
   Foreign currency from Portfolio            (107,313)
   Foreign currency                            130,600
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 10,805,468
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(74,379,888)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(89,100,696)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $     (14,720,808) $   (24,558,576)
   Net realized loss                            (85,185,356)     (97,119,140)
   Net change in unrealized
      appreciation (depreciation)                10,805,468     (385,568,965)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (89,100,696) $  (507,246,681)
----------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $              --  $   (34,749,701)
      Class B                                            --      (25,206,326)
      Class C                                            --      (12,959,977)
      Class D                                            --         (181,155)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $              --  $   (73,097,159)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      97,072,048  $   560,623,027
      Class B                                    33,444,917      274,574,887
      Class C                                    29,770,745      212,228,577
      Class D                                     1,986,333       12,467,525
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                            --       32,353,445
      Class B                                            --       23,411,034
      Class C                                            --       12,224,978
      Class D                                            --          172,963
   Cost of shares redeemed
      Class A                                  (119,983,349)    (335,312,560)
      Class B                                   (52,048,793)    (121,726,962)
      Class C                                   (34,999,154)     (75,863,961)
      Class D                                    (1,032,584)      (2,522,156)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     (45,789,837) $   592,630,797
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (134,890,533) $    12,286,957
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $   1,687,896,639  $ 1,675,609,682
----------------------------------------------------------------------------
AT END OF PERIOD                          $   1,553,006,106  $ 1,687,896,639
----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $     (14,720,808) $            --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS A
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    --------------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  7.640          $ 10.280       $ 12.330       $  6.160        $ 4.180      $ 4.980
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.053)         $ (0.082)      $ (0.094)      $ (0.114)       $(0.061)     $(0.070)
Net realized and unrealized
   gain (loss)                          (0.287)           (2.108)        (1.447)         6.758          2.265       (0.730)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.340)         $ (2.190)      $ (1.541)      $  6.644        $ 2.204      $(0.800)
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net realized gain                $     --          $ (0.450)      $ (0.509)      $ (0.474)       $(0.224)     $    --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $     --          $ (0.450)      $ (0.509)      $ (0.474)       $(0.224)     $    --
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  7.300          $  7.640       $ 10.280       $ 12.330        $ 6.160      $ 4.180
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (4.45)%          (21.87)%       (13.08)%       116.52%         53.28%      (15.94)%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $710,016          $772,283       $783,176       $418,904        $89,214      $66,831
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  2.00%(4)          1.69%          1.71%          1.79%          1.69%        1.83%
   Interest expense(3)                      --                --             --             --           0.01%          --
   Net expenses after
      custodian fee
      reduction(3)                        1.98%(4)          1.67%          1.69%          1.74%          1.63%        1.69%
   Net investment loss                   (1.40)%(4)        (0.90)%        (0.89)%        (1.29)%        (1.11)%      (1.21)%
Portfolio Turnover of the
   Portfolio                                10%               38%            24%            31%            41%          34%
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS B
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    --------------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  8.260          $ 11.150       $ 13.670       $  7.060       $  4.880      $ 5.840
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.087)         $ (0.164)      $ (0.190)      $ (0.198)      $ (0.107)     $(0.102)
Net realized and unrealized
   gain (loss)                          (0.313)           (2.276)        (1.589)         7.520          2.623       (0.858)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.400)         $ (2.440)      $ (1.779)      $  7.322       $  2.516      $(0.960)
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net realized gain                $     --          $ (0.450)      $ (0.741)      $ (0.712)      $ (0.336)     $    --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $     --          $ (0.450)      $ (0.741)      $ (0.712)      $ (0.336)     $    --
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  7.860          $  8.260       $ 11.150       $ 13.670       $  7.060      $ 4.880
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (4.84)%          (22.43)%       (13.75)%       114.93%         52.29%      (16.44)%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $543,341          $593,993       $621,963       $411,280       $107,923      $75,111
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  2.75%(4)          2.44%          2.45%          2.54%          2.29%        2.43%
   Interest expense(3)                      --                --             --             --           0.01%          --
   Net expenses after
      custodian fee
      reduction(3)                        2.73%(4)          2.42%          2.43%          2.49%          2.23%        2.29%
   Net investment loss                   (2.15)%(4)        (1.66)%        (1.64)%        (2.03)%        (1.70)%      (1.80)%
Portfolio Turnover of the
   Portfolio                                10%               38%            24%            31%            41%          34%
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS C
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999(1)        1998(2)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  6.830          $  9.310       $ 11.530       $  6.070        $ 4.230        $ 5.000
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.072)         $ (0.134)      $ (0.158)      $ (0.182)       $(0.100)       $(0.038)
Net realized and unrealized
   gain (loss)                          (0.248)           (1.896)        (1.321)         6.354          2.276         (0.732)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.320)         $ (2.030)      $ (1.479)      $  6.172        $ 2.176        $(0.770)
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net realized gain                $     --          $ (0.450)      $ (0.741)      $ (0.712)       $(0.336)       $    --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $     --          $ (0.450)      $ (0.741)      $ (0.712)       $(0.336)       $    --
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  6.510          $  6.830       $  9.310       $ 11.530        $ 6.070        $ 4.230
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (4.68)%          (22.46)%       (13.70)%       114.90%         52.16%        (15.40)%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $288,482          $310,766       $266,628       $128,973        $ 7,778        $ 1,905
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(4)                  2.75%(5)          2.44%          2.46%          2.53%          2.44%          2.67%(5)
   Interest expense(4)                      --                --             --             --           0.01%            --
   Net expenses after
      custodian fee
      reduction(4)                        2.73%(5)          2.42%          2.44%          2.48%          2.38%          2.53%(5)
   Net investment loss                   (2.15)%(5)        (1.65)%        (1.64)%        (2.02)%        (1.82)%        (1.84)%(5)
Portfolio Turnover of the
   Portfolio                                10%               38%            24%            31%            41%            34%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class C shares, January 5, 1998, to August 31, 1998.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS D
                                  ------------------------------------------------------
                                  SIX MONTHS ENDED           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    ---------------------------------
                                  (UNAUDITED)(1)         2002(1)          2001(1)(2)
----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 7.260           $ 9.860           $10.000
----------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------
Net investment loss                    $(0.077)          $(0.135)          $(0.088)
Net realized and unrealized
   loss                                 (0.283)           (2.015)           (0.052)
----------------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS             $(0.360)          $(2.150)          $(0.140)
----------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------
From net realized gain                 $    --           $(0.450)          $    --
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $(0.450)          $    --
----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 6.900           $ 7.260           $ 9.860
----------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (4.96)%          (22.43)%           (1.40)%
----------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $11,167           $10,854           $ 3,842
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            2.75%(5)          2.44%             2.48%(5)
   Expenses after custodian
      fee reduction(4)                    2.73%(5)          2.42%             2.46%(5)
   Net investment loss                   (2.16)%(5)        (1.59)%           (1.77)%(5)
Portfolio Turnover of the
   Portfolio                                10%               38%               24%
----------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class D shares, March 2, 2001, to August 31, 2001.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

   At August 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $16,987,050 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on August 31, 2010. At August 31, 2002, net capital losses of $49,738,091 attributable to security transactions incurred after October 31, 2001 are treated as arising on the first day of the Fund's current taxable year. At August 31, 2002, the Fund did not have any undistributed ordinary income on a tax basis.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. For the six months ended February 28, 2003, $18,257 credit balances were used to reduce the Fund's custodian fee.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gain (reduced by any available capital loss carry forwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses, and realized losses on in-kind withdrawals allocated from the Portfolio.

3 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the first $500 million in average daily net assets of the Fund, 0.23% of the next $500 million of average net assets, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, and at reduced rates as daily net assets exceed $2 billion. For the six months ended February 28, 2003, the fee was equivalent to 0.23% (annualized) of the Fund's average daily net assets and amounted to $1,876,179. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended February 28, 2003, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $137,411 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended
   February 28, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. In addition, administrative fees are paid by the Portfolio to EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

4 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                            12,811,401          59,857,405
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --           3,684,903
    Redemptions                                     (16,679,850)        (38,643,242)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                          (3,868,449)         24,899,066
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                             4,075,564          26,822,768
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --           2,448,854
    Redemptions                                      (6,915,963)        (13,111,303)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                          (2,840,399)         16,160,319
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                             4,378,819          25,176,518
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --           1,545,509
    Redemptions                                      (5,527,859)         (9,868,630)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                          (1,149,040)         16,853,397
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS D                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                               277,441           1,405,305
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --              20,566
    Redemptions                                        (156,043)           (319,700)
    -------------------------------------------------------------------------------
    NET INCREASE                                        121,398           1,106,171
    -------------------------------------------------------------------------------

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended February 28, 2003, the Fund received $36,936 in redemption fees on Class A shares, which were less than $0.001 per share.

5 Distribution Plans
-------------------------------------------
   Each Class of the Fund has in effect a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require that the Class A shares will pay a monthly distribution fee to EVD in an amount equal to 0.25% on an annual basis of the average daily net assets attributable to Class A shares. EVD may pay up to the entire amount of the Class A distribution fee to investment dealers for providing personal services to shareholders. For the six months ended February 28, 2003, the Class A shares paid or accrued $931,719 payable to EVD. The Plans require the Class B, Class C and Class D shares to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to each class. Each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25% and 5% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,142,065, $1,127,569 and $41,091 for Class B, Class C and Class D shares, respectively, payable to EVD for the six months ended February 28, 2003, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares, respectively. At February 28, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $28,424,000, $31,813,000 and $696,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Class B, Class C, and Class D shares to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the average daily net assets attributable to Class B, Class C and Class D shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2003 amounted to $714,022, $375,856 and $13,697 for Class B, Class C and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A share purchases at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Class A share purchases of a single fund in a single transaction at net asset value in amounts of $5 million or more are subject to a 1.00% CDSC if redeemed within three months of purchase. Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended February 28, 2003, the Fund was informed that EVD received approximately $1,237,000, $71,000 and $49,000 of CDSC paid by shareholders for Class B, Class C and Class D shares, respectively.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended February 28, 2003 aggregated $163,588,198 and $228,665,365, respectively.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.57%(1)

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Major Capitalization - Europe  -- 17.02%
-----------------------------------------------------------------------------------
Altana AG                                 1,944,000   $   80,510,447         5.18%
Novartis AG                               1,847,000       67,842,307         4.37%
Sanofi-Synthelabo SA                      1,125,000       60,173,864         3.87%
Serono SA                                   125,850       55,879,702         3.60%
-----------------------------------------------------------------------------------
                                                      $  264,406,320        17.02%
-----------------------------------------------------------------------------------
Major Capitalization - Far East  -- 10.94%
-----------------------------------------------------------------------------------
Chugai Pharmaceuticals Co., Ltd.          4,249,700   $   38,716,973         2.49%
Fujisawa Pharmaceutical Co., Ltd.         3,402,000       66,765,131         4.30%
Takeda Chemical Industries, Ltd.          1,750,000       64,543,417         4.15%
-----------------------------------------------------------------------------------
                                                      $  170,025,521        10.94%
-----------------------------------------------------------------------------------
Major Capitalization - North America  -- 47.76%
-----------------------------------------------------------------------------------
Amgen, Inc.(2)                            2,341,000   $  127,912,240         8.23%
Genentech, Inc.(2)                        2,430,000       85,924,800         5.53%
Genzyme Corp.(2)                          2,916,000       90,920,880         5.85%
Gilead Sciences, Inc.(2)                  1,944,000       66,096,000         4.25%
IDEC Pharmaceuticals Corp.(2)             1,982,000       56,982,500         3.67%
Lilly (Eli) & Co.                         1,166,000       65,948,960         4.25%
MedImmune, Inc.(2)                        2,750,000       82,527,500         5.31%
Pfizer, Inc.                                377,490       11,256,752         0.72%
Pharmacia Corp.                           1,458,000       60,244,560         3.88%
Wyeth Corp.                               2,673,000       94,223,250         6.07%
-----------------------------------------------------------------------------------
                                                      $  742,037,442        47.76%
-----------------------------------------------------------------------------------
Specialty Capitalization - Europe  -- 3.51%
-----------------------------------------------------------------------------------
Actelion Ltd.(2)                            948,000   $   43,701,136         2.81%
Berna Biotech AG(2)                       1,393,210       10,892,481         0.70%
Lion Bioscience AG ADR(2)                     4,062           15,882         0.00%
-----------------------------------------------------------------------------------
                                                      $   54,609,499         3.51%
-----------------------------------------------------------------------------------
Specialty Capitalization - Far East  -- 4.42%
-----------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.           2,300,000   $   28,989,553         1.87%
Tanabe Seiyaku Co., Ltd.                  4,860,000       39,672,630         2.55%
-----------------------------------------------------------------------------------
                                                      $   68,662,183         4.42%
-----------------------------------------------------------------------------------
                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------

Specialty Capitalization - North America  -- 11.92%
-----------------------------------------------------------------------------------
Abgenix, Inc.(2)                          1,555,000   $    8,956,800         0.58%
Adolor, Inc.(2)                             482,754        6,126,148         0.39%
Affymetrix, Inc.(2)                       2,236,000       59,005,804         3.80%
Alexion Pharmaceuticals, Inc.(2)            525,900        5,790,159         0.37%
ArQule, Inc.(2)                             585,600        1,387,872         0.09%
Bio-Technology General Corp.(2)           1,701,000        4,337,550         0.28%
Caliper Technologies Corp.(2)               998,000        3,188,280         0.21%
Cardiomedics, Inc.(2)(3)(4)                   5,319                0         0.00%
Enzon Pharmaceuticals, Inc.(2)            2,699,000       33,872,450         2.18%
Gen-Probe, Inc.(2)                          452,666       10,891,144         0.70%
Given Imaging Ltd.(2)(3)(4)                 485,000        4,505,650         0.29%
Immunomedics, Inc.(2)                     1,125,600        3,151,680         0.20%
Incyte Genomics, Inc.(2)                  2,430,000        8,213,400         0.53%
Molecular Devices Corp.(2)                  934,400       12,296,704         0.79%
Orchid BioSciences, Inc.(2)(3)(4)           807,749          339,255         0.02%
Pharmacopeia, Inc.(2)                     1,166,000        7,695,600         0.50%
SangStat Medical Corp.(2)                 1,458,000       12,203,460         0.79%
Sepracor, Inc.(2)                           252,200        3,117,192         0.20%
-----------------------------------------------------------------------------------
                                                      $  185,079,148        11.92%
-----------------------------------------------------------------------------------
Total Common Stocks
   (identified cost $1,772,513,314)                   $1,484,820,113
-----------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.47%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Specialty Capitalization - North America  -- 0.47%
-----------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc.(2)(3)(4)       400,000   $    3,000,000         0.19%
Memory Pharmaceutical Corp.,
Series C(2)(3)(4)                           400,000          860,000         0.06%
Memory Pharmaceutical Corp.,
Series D(2)(3)(4)                           441,861          950,001         0.06%
Physiome Science Inc.,
Series E(2)(3)(4)                           521,920        2,499,997         0.16%
-----------------------------------------------------------------------------------
                                                      $    7,309,998         0.47%
-----------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $7,450,001)                       $    7,309,998
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

WARRANTS AND OPTIONS -- 0.00%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Specialty Capitalization - North America  -- 0.00%
-----------------------------------------------------------------------------------
Given Imaging Warrants(2)(3)(4)               1,283   $        7,416         0.00%
Orchid BioSciences, Inc.
Options(2)(3)(4)                              2,898                0         0.00%
Orchid BioSciences, Inc.
Warrants(2)(3)(4)                           100,000                0         0.00%
-----------------------------------------------------------------------------------
                                                      $        7,416         0.00%
-----------------------------------------------------------------------------------
Total Warrants and Options
   (identified cost $0)                               $        7,416
-----------------------------------------------------------------------------------

COMMERCIAL PAPER -- 3.42%

                                          PRINCIPAL
                                          AMOUNT
                                          (000'S                      PERCENTAGE OF
SECURITY                                  OMITTED)    VALUE           NET ASSETS
-----------------------------------------------------------------------------------
General Electric Capital Corp.,
1.36%, 3/3/03                             $  53,112   $   53,107,987         3.42%
-----------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $53,107,987)                   $   53,107,987
-----------------------------------------------------------------------------------
Total Investments
   (identified cost $1,833,071,302)                   $1,545,245,514        99.46%
-----------------------------------------------------------------------------------
Other Assets, Less Liabilities                        $    8,320,992         0.54%
-----------------------------------------------------------------------------------
Net Assets                                            $1,553,566,506       100.00%
-----------------------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Major capitalization is defined as market value of $5 billion or more.
 (2)  Non-income producing security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
--------------------------------------------------------
Investments, at value (identified cost,
   $1,833,071,302)                        $1,545,245,514
Cash                                               6,369
Receivable for investments sold               10,579,643
Interest and dividends receivable              1,005,402
Prepaid expenses                                   6,099
--------------------------------------------------------
TOTAL ASSETS                              $1,556,843,027
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for investments purchased         $    3,228,275
Payable to affiliate for Trustees' fees              400
Accrued expenses                                  47,846
--------------------------------------------------------
TOTAL LIABILITIES                         $    3,276,521
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,553,566,506
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,841,392,294
Net unrealized depreciation (computed on
   the basis of
   identified cost)                         (287,825,788)
--------------------------------------------------------
TOTAL                                     $1,553,566,506
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $192,146)                              $  4,098,537
Interest                                       574,945
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  4,673,482
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  7,371,865
Administration fee                           1,875,950
Trustees' fees and expenses                     14,208
Custodian fee                                  300,075
Legal and accounting services                   15,607
Miscellaneous                                    7,649
------------------------------------------------------
TOTAL EXPENSES                            $  9,585,354
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    154,919
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    154,919
------------------------------------------------------
NET EXPENSES                              $  9,430,435
------------------------------------------------------
NET INVESTMENT LOSS                       $ (4,756,953)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(84,927,498)
   Foreign currency transactions              (267,615)
------------------------------------------------------
NET REALIZED LOSS                         $(85,195,113)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 21,285,459
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 21,285,459
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(63,909,654)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(68,666,607)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (4,756,953) $    (4,971,542)
   Net realized loss                            (85,195,113)    (100,316,370)
   Net change in unrealized
      appreciation (depreciation)                21,285,459     (395,693,662)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (68,666,607) $  (500,981,574)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     163,588,198  $ 1,104,949,066
   Withdrawals                                 (228,893,109)    (622,079,554)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     (65,304,911) $   482,869,512
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (133,971,518) $   (18,112,062)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $   1,687,538,024  $ 1,705,650,086
----------------------------------------------------------------------------
AT END OF PERIOD                          $   1,553,566,506  $ 1,687,538,024
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------------
                                  (UNAUDITED)             2002           2001          2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                      1.18%(1)          1.05%          1.05%        1.09%        0.95%        1.06%
   Interest expense                          --                --             --           --         0.01%          --
   Net expenses after
      custodian fee reduction              1.16%(1)          1.03%          1.03%        1.05%        0.90%        0.92%
   Net investment loss                    (0.58)%(1)        (0.26)%        (0.27)%      (0.64)%      (0.42)%      (0.49)%
Portfolio Turnover                           10%               38%            24%          31%          41%          34%
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (22.10)%          (21.37)%           --           --           --           --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,553,567        $1,687,538     $1,705,650     $962,712     $205,081     $144,662
------------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2003, the Eaton Vance Worldwide Health Sciences Fund had a 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the mean of the last available bid and asked prices will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Interim Financial Statements -- The interim financial statements relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors LLC (formerly Orbimed Advisors, Inc.) (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, and 0.60% of average net assets of $1.5 billion but less than $2 billion. The fee rate declines for net assets of $2 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 2003, the fee was equivalent to 0.91% of the Portfolio's average daily net assets and amounted to $7,371,865.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee at the annual rate of 0.25% of the first $500 million in average daily net assets of the Portfolio, 0.23% of the next $500 million of average net assets, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, and at reduced rates as daily net assets exceed $2 billion. For the six months ended February 28, 2003, the administration fee was 0.23% (annualized) of average net assets and amounted to $1,875,950.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 2003, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $148,373,573 and $195,519,529, respectively, for the six months ended February 28, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,779,963,315
    --------------------------------------------------------
    Gross unrealized appreciation             $  140,032,956
    Gross unrealized depreciation               (427,858,744)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (287,825,788)
    --------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2003.

7 Restricted Securities
-------------------------------------------
   At February 28, 2003, the Portfolio owned the following securities (representing 0.98% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST         FAIR VALUE
    --------------------------------------------------------------------------------------------
    COMMON STOCKS
    --------------------------------------------------------------------------------------------
    Cardiomedics, Inc.                           12/31/02        5,319  $         0  $         0
    Given Imaging Ltd.                            9/15/00      485,000    1,699,929    4,505,650
    Orchid BioSciences, Inc.                     12/20/99      807,749    4,057,411      339,255
    --------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                 $ 5,757,340  $ 4,844,905
    --------------------------------------------------------------------------------------------
                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST         FAIR VALUE
    --------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    --------------------------------------------------------------------------------------------
    Acadia Pharmaceuticals, Inc.                  5/05/00      400,000  $ 3,000,000  $ 3,000,000
    Memory Pharmaceutical Corp., Series C         6/21/00      400,000    1,000,000      860,000
    Memory Pharmaceutical Corp., Series D         3/04/02      441,861      950,001      950,001
    Physiome Science Inc., Series E               5/16/00      521,920    2,500,000    2,499,997
    --------------------------------------------------------------------------------------------
    TOTAL PREFERRED STOCKS                                              $ 7,450,001  $ 7,309,998
    --------------------------------------------------------------------------------------------
    WARRANTS AND OPTIONS
    --------------------------------------------------------------------------------------------
    Given Imaging Warrants                        8/30/01        1,283  $         0  $     7,416
    Orchid BioSciences, Inc. Options              7/24/01 -
                                                 12/21/01        2,898            0            0
    Orchid BioSciences, Inc. Warrants             5/24/99      100,000            0            0
    --------------------------------------------------------------------------------------------
    TOTAL WARRANTS AND OPTIONS                                          $         0  $     7,416
    --------------------------------------------------------------------------------------------
    TOTAL                                                               $13,207,341  $12,162,319
    --------------------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2003, there were no outstanding obligations under these financial instruments.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

INVESTMENT MANAGEMENT

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation,
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director Berkshire Capital Corporation

Lynn A. Stout
Professor of Law, UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

WORLDWIDE HEALTH SCIENCES PORTFOLIO

Officers

Samuel D. Isaly
President and
Portfolio Manager

Duncan W. Richardson
Vice President

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation,
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director Berkshire Capital Corporation

Lynn A. Stout
Professor of Law, UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AND ADMINISTRATOR OF WORLDWIDE HEALTH SCIENCES PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADVISER OF WORLDWIDE HEALTH SCIENCES PORTFOLIO
ORBIMED ADVISORS LLC
767 3rd Avenue
New York, NY 10017

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.
                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

426-4/03                                                                   HSSRC